Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
NOTE 15:-	SHARE-BASED COMPENSATION

a.	Expense recognized in the financial statements:

The expense that was recognized for services received from employees, directors and service providers is as follows:

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2015	2016	2017	2017
	N I S			U.S. dollars

Research and development	588	903	388	$112
Marketing, general and administrative	157	358	131	38

Total share-based compensation	745	1,261	519	$150

b.	Share-based payment plan for employees and directors:

Options granted under the Company's 2005 Israeli Share Option Plan ("Plan") are exercisable in accordance with the terms of the Plan, within 10 years from the date of grant, against payment of an exercise price. The options generally vest over a period of three or four years.

Option grants:

In February 2014, the Company granted 80,000 options to an external director. The options vest over a period of three years at an exercise price of NIS 0.869 ($ 0.22) per share. The fair value of the options as of the date of grant totaled approximately NIS 42 ($ 11).

On August 10, 2014, an additional director was appointed at the Company’s general meeting. In consideration for his services, the director will be entitled to receive 1,500,000 options for the Company's shares. The vesting period of the options is three years and they are exercisable at an exercise price equal to 130% of the average closing rate of the Company's ordinary shares on the TASE at the end of the 30 trading days that preceded the date of grant of the options. 500,000 of the options will be granted without any conditions and the other 1,000,000 options will be granted if the director is elected as Chairman of the Board. On August 24, 2014, 500,000 options were issued at an exercise price of NIS 0.96 ($ 0.25) per share. On January 8, 2015, the director resigned and all of his options were forfeited.

On August 24, 2014, the Company also granted 80,000 options to an external director that vest over a period of three years at an exercise price of NIS 0.96 ($ 0.25) per share. The fair value of the options as of the date of grant totaled approximately NIS 39 ($ 10).

On May 28, 2015, the Company's Board of Directors approved an update of the terms and conditions of the Company's CEO, so that the monthly remuneration will be a total of NIS 80. In addition, it was decided to grant unregistered options to the CEO, in the scope of 5% of the Company's issued and paid up capital on a fully diluted basis, as of May 28, 2015, with an exercise price of 130% beyond the average rate of the Company's share price in the 30 days of trading that preceded the Company's Board of Directors' resolution regarding the said grant. Notwithstanding the above, following a discussion with the Company's shareholders, it was agreed that Dr. Babecoff shall be granted options at a rate of 2.5% of the Company's issued and paid up capital on a fully diluted basis. The options are exercisable for ten years and vest over a period of three years from the date of grant. On July 27, 2015, the Shareholders' meeting approved the grant of options as previously mentioned, and on August 4, 2015, the CEO was grant 5,929,503 options.

The fair value of each option is approximately NIS 0.28 and the total value of the options granted was NIS 1,671.

On February 2016, the Company granted 350,000 options to 4 external advisors that vest over a period of three years at an exercise price of NIS 0.746 ($ 0.19) per share. The fair value of the options as of the date of grant totaled approximately NIS 84 ($ 22).

On March 10, 2016, the Company granted 100,000 fully vested options to an external advisor at an exercise price of NIS 0.746 ($ 0.19) per share. The fair value of the options as of the date of grant totaled approximately NIS 22 ($ 6).

In addition, the Company's Board of Directors approved the grant of 3,780,000 unregistered options to the Company's officers and employees, which may be exercised into 3,780,000 ordinary shares of NIS 0.0000001 par value each, according to the Company's option plan. The options are exercisable for ten years and vest over a period of three years from the date of grant. The exercise price shall be 130% of the average rate of the Company's share price in the 30 days of trading that preceded the Company's Board of Directors' resolution regarding the grant of options.

The fair value of each option is approximately NIS 0.298 and the total value of the options granted was NIS 1,127.

The following table presents the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors:

	2015		2016		2017
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding at beginning of year	4,035,535	0.68	11,806,503	0.75	12,156,503	0.75
Granted	9,709,503	0.75	450,000	0.75	-
Exercised	-	-	-	-	(37,000)	0.49
Forfeited	(1,938,535)	0.68	(100,000)	0.75	(360,000)	0.81

Outstanding at end of year	11,806,503	0.75	12,156,503	0.75	11,759,503	0.75

Exercisable at end of year	2,412,000	0.77	5,793,501	0.75	8,653,010	0.74

The weighted average remaining contractual life for the share options outstanding as of December 31, 2017 was 6.86 years (as of December 31, 2016 – 7.86 years).

c.	Share-based payment for service providers:

On May 29, 2014, the Company's Board approved, according to a consultant agreement with a third party and in consideration for services in the capital market and finding investors, granting the consultant 1,000,000 options exercisable into 1,000,000 ordinary shares of the Company for a period of 5 years beginning on the date of the agreement. The vesting period of the options is two years, 500,000 of which are exercisable at an exercise price of NIS 1 ($ 0.26) per share and 500,000 options for an exercise price of NIS 2.5 ($ 0.64) per share. On March 2, 2015, the Company unilaterally announced the cancellation of the agreement rightfully, and on March 3, 2015, the Company announced that such options expired (see Note 13(d)(3)).

d.	The fair value of the Company’s share options granted to employees, directors and service providers for the years ended December 31, 2015, 2016 and 2017 was estimated using an acceptable option pricing model using the following assumptions:

	December 31,
	2015	2016	2017

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	87-88	82	53
Risk-free interest rate (%)	2-2.3	2.1	1.5
Expected life of share options (years)	10	8.8	7.8
Share price (NIS)	0.75	0.32	0.45

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate. The expected volatility of the share prices reflects the assumption that the historical volatility of the share prices is reasonably indicative of expected future trends.